Share-based compensation expense - Schedule of Other Equity Instruments Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares vested (in shares)	(708,184)	(88,935)
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, beginning of period (in shares)	663,055	149,984
Number of awards granted (in shares)	2,139,831	574,143
Number of awards, end of period (in shares)	1,585,877	663,055
Weighted average grant date fair value, beginning balance (in USD per share) | $ / shares	$ 30.95	$ 46.50
Weighted average grant date fair value, granted (in USD per share) | $ / shares	9.34	28.17
Weighted average grant date fair value, vested (in USD per share) | $ / shares	$ 15.12	$ 45.56
Shares vested (in shares)	(995,629)	(51,828)
Weighted average grant date fair value, forfeited (in USD per share) | $ / shares	$ 20.00	$ 28.70
Number of award forfeited (in shares)	(221,380)	(9,244)
Weighted average grant date fair value, ending balance (in USD per share) | $ / shares	$ 13.26	$ 30.95